Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000015677
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class A
Trading Symbol	SUWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[1]
AssetsNet	$ 4,136,398,509
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 7,965,958
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,136,398,509
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,965,958

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.8%
NVIDIA Corp.	4.3%
JPMorgan Chase & Co.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.1%
Waste Management, Inc.	1.9%

C000015680
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class C
Trading Symbol	SUWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%	[2]
AssetsNet	$ 4,136,398,509
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 7,965,958
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,136,398,509
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,965,958

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.8%
NVIDIA Corp.	4.3%
JPMorgan Chase & Co.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.1%
Waste Management, Inc.	1.9%

C000148203
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class R6
Trading Symbol	SUWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.48%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 4,136,398,509
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 7,965,958
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,136,398,509
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,965,958

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.8%
NVIDIA Corp.	4.3%
JPMorgan Chase & Co.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.1%
Waste Management, Inc.	1.9%

C000015682
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class S
Trading Symbol	SCDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[4]
AssetsNet	$ 4,136,398,509
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 7,965,958
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,136,398,509
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,965,958

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.8%
NVIDIA Corp.	4.3%
JPMorgan Chase & Co.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.1%
Waste Management, Inc.	1.9%

C000015683
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Institutional Class
Trading Symbol	SUWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 4,136,398,509
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 7,965,958
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,136,398,509
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,965,958

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Financials	13%
Health Care	12%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.8%
NVIDIA Corp.	4.3%
JPMorgan Chase & Co.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.1%
Waste Management, Inc.	1.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.